Intangible assets - Income statement location of Amortization and Net Impairment (Details) - Brands - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Charge for the period	£ 99	£ 108	£ 107
Net impairment losses/(reversals)	159	186	135
Cost of sales
Disclosure of detailed information about intangible assets [line items]
Charge for the period	38	55	61
Net impairment losses/(reversals)	155	185	129
Selling, general and administration expenses
Disclosure of detailed information about intangible assets [line items]
Charge for the period	61	53	46
Net impairment losses/(reversals)	£ 4	£ 1	£ 6